Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Oriental Dragon Corp
Entity Central Index Key	0001368196
Entity Common Stock, Shares Outstanding		27,505,171
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	10-Q

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 38,217,706	$ 47,670,666
Cash - restricted	377,470	675,656
Inventories, net of reserve for obsolete inventory	4,016,561	16,239,577
Prepaid VAT on purchases	0	446,677
Prepaid expenses and other	86,827	35,115
Deferred income taxes	63,135	61,719
Total Current Assets	42,761,699	65,129,410
PROPERTY AND EQUIPMENT, net	19,067,696	19,586,350
OTHER ASSETS:
Land use rights, net	47,396,826	15,750,747
Deferred income taxes - net of current portion	789,194	802,352
Total Assets	110,015,415	101,268,859
CURRENT LIABILITIES:
Accounts payable	3,621,990	4,050,730
Accrued expenses	469,820	1,055,593
Income taxes payable	718,166	8,509,308
VAT and other taxes payable	451,462	69,935
Total Current Liabilities	5,261,438	13,685,566
SHAREHOLDERS' EQUITY:
Preference shares ( $0.001 par value; 1,000,000 shares authorized, none issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Ordinary shares ( $0.001 par value; 50,000,000 shares authorized, 27,505,171 and 27,499,171 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	27,505	27,499
Additional paid-in capital	16,373,301	16,355,307
Retained earnings	77,042,309	62,385,882
Statutory and non-statutory reserves	4,204,676	3,875,734
Accumulated other comprehensive income - cumulative foreign currency translation adjustment	7,106,186	4,938,871
Total Shareholders' Equity	104,753,977	87,583,293
Total Liabilities and Shareholders' Equity	$ 110,015,415	$ 101,268,859

Consolidated Balance Sheets Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preference Shares, Par Value	$ 0.001	$ 0.001
Preference Shares Authorized	1,000,000	1,000,000
Preferance Shares Issued	0	0
Preference Shares Outstanding	0	0
Ordinary Shares, Par Value	$ 0.001	$ 0.001
Ordinary Shares Authorized	50,000,000	50,000,000
Ordinary Shares Issued	27,505,171	27,499,171
Ordinary Shares Oustanding	27,505,171	27,499,171

Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
NET REVENUES	$ 11,129,624	$ 6,398,333	$ 62,361,749	$ 49,599,385
COST OF REVENUES	7,277,558	4,085,030	40,832,641	34,149,993
GROSS PROFIT	3,852,066	2,313,303	21,529,108	15,449,392
OPERATING EXPENSES
Selling	75,612	73,061	244,629	245,247
Research and development	152,908	14	152,908	73,156
General and administrative	703,438	536,137	1,227,727	1,054,265
TOTAL OPERATING EXPENSES	931,958	609,212	1,625,264	1,372,668
INCOME FROM OPERATIONS	2,920,108	1,704,091	19,903,844	14,076,724
OTHER INCOME (EXPENSE)
Interest income	75,455	33,434	130,940	58,275
Loss from foreign currency	(3,289)	(9,107)	(4,770)	(9,107)
Total Other Income (Expense)	72,166	24,327	126,170	49,168
INCOME BEFORE PROVISION FOR INCOME TAXES	2,992,274	1,728,418	20,030,014	14,125,892
PROVISION FOR INCOME TAXES:
Current	(746,201)	(422,250)	(5,013,446)	(3,539,301)
Deferred	(15,696)	(14,929)	(31,199)	(29,853)
Total Provision for Income Taxes	(761,897)	(437,179)	(5,044,645)	(3,569,154)
NET INCOME	2,230,377	1,291,239	14,985,369	10,556,738
COMPREHENSIVE INCOME:
NET INCOME	2,230,377	1,291,239	14,985,369	10,556,738
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	1,448,524	240,521	2,167,315	241,305
COMPREHENSIVE INCOME	$ 3,678,901	$ 1,531,760	$ 17,152,684	$ 10,798,043
NET INCOME PER ORDINARY SHARE:
Basic	$ 0.08	$ 0.05	$ 0.54	$ 0.38
Diluted	$ 0.08	$ 0.05	$ 0.54	$ 0.38
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	27,503,325	27,496,446	27,501,900	27,493,823
Diluted	27,503,325	27,496,446	27,501,900	27,493,823

Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 14,985,369	$ 10,556,738
Adjustments to reconcile net income from operations to net cash provided by operating activities:
Depreciation	1,001,047	475,753
Amortization of land use rights	453,854	274,121
Decrease in reserve for inventory obsolescence	0	(18,797)
Stock-based compensation	18,000	23,999
Deferred income taxes	31,199	29,853
Changes in assets and liabilities:
Inventories	12,448,477	13,339,472
Prepaid and other current assets	(51,009)	0
Prepaid VAT on purchases	451,588	25,660
Accounts payable	(514,110)	(63,241)
Accrued expenses	(602,869)	(708,132)
Other taxes payable	375,483	574,009
Income taxes payable	(7,893,083)	(1,478,111)
NET CASH PROVIDED BY OPERATING ACTIVITIES	20,703,946	23,031,324
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of land use rights	(31,373,071)	0
Deposits on property and equipment	0	(482,338)
Purchase of property and equipment	(44,308)	(3,224,027)
NET CASH USED IN INVESTING ACTIVITIES	(31,417,379)	(3,706,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in cash - restricted	298,186	1,704,407
NET CASH PROVIDED BY FINANCING ACTIVITIES	298,186	1,704,407
EFFECT OF EXCHANGE RATE ON CASH	962,287	157,874
NET (DECREASE) INCREASE IN CASH	(9,452,960)	21,187,240
CASH - beginning of year	47,670,666	26,574,338
CASH - end of period	38,217,706	47,761,578
Cash paid for:
Interest	0	0
Income taxes	$ 12,906,529	$ 5,017,412

Organization and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Oriental Dragon Corporation (the “Company”) was formed under the laws of the Cayman Islands on March 10, 2006 under the name of Emerald Acquisition Corporation.  Effective on August 27, 2010, the Company’s corporate name was changed to Oriental Dragon Corporation.  On October 22, 2009, the Company acquired Merit Times International Limited (“Merit Times”) in a reverse acquisition transaction. Merit Times was established on February 8, 2008, under the laws of British Virgin Islands. Pursuant to a share exchange agreement in this reverse acquisition transaction, the Company issued an aggregate of 21,333,332 ordinary shares to the shareholders of Merit Times, their designees or assigns in exchange for all of the issued and outstanding capital stock of Merit Times.  On October 22, 2009, the Share Exchange closed and Merit Times became the Company’s wholly-owned subsidiary. Merit Times owns 100% of the outstanding capital stock of Shandong MeKeFuBang Food Limited (“MeKeFuBang”), a wholly foreign owned enterprise incorporated on June 9, 2009 under the laws of the People’s Republic of China (PRC).

Prior to the Exchange Agreement, there were 1,281,500 Ordinary Shares issued and outstanding. Pursuant to the terms of the Exchange Agreement, a shareholder of the Company cancelled a total of 794,000 Ordinary Shares of the Company.  Following the combination prior to the Offering, there are 21,820,832 Ordinary Shares of the Company issued and outstanding.

Presently all of the Company’s business operations are carried out through MeKeFuBang and through Shandong Longkang Juice Co., Ltd., a limited liability company under the laws of China (“Longkang”).  Longkang was incorporated in Shandong province on November 22, 2004 with registered capital of RMB 10 million.

On June 10, 2009, MeKeFuBang entered into a series of contractual agreements (the “Contractual Arrangements”) with Longkang, and its five shareholders.  The Company does not own any equity interests in Longkang, but control and receive the economic benefits of its Longkang business operations through the Contractual Arrangements. The Contractual Arrangements are comprised of (1) a Consulting Services Agreement, through which the MeKeFuBang has the right to advise, consult, manage and operate Longkang, and collect and own all of the net profits of Longkang; (2) an Operating Agreement, through which MeKeFuBang has the right to recommend director candidates and appoint the senior executives of Longkang, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longkang, and guarantee the contractual performance by Longkang of any agreements with third parties, in exchange for a pledge by Longkang of its accounts receivable and assets; (3) a Proxy Agreement, under which the five owners of Longkang have vested their collective voting control over the Operating Entity to MeKeFuBang and will only transfer their respective equity interests in Longkang to MeKeFuBang or its designee(s); (4) a VIE Option Agreement, under which the owners of Longkang have granted MeKeFuBang the irrevocable right and option to acquire all of their equity interests in Longkang; and (5) an Equity Pledge Agreement, under which the owners of Longkang have pledged all of their rights, titles and interests in Longkang to MeKeFuBang to guarantee Longkang’s performance of its obligations under the Consulting Services Agreement. As a result of these Contractual Arrangements, which enables the Company to control Longkang and to receive, through its subsidiaries, all of its profits, the Company is considered the primary beneficiary of Longkang, which is deemed its variable interest entity (“VIE”). Accordingly, the Company consolidates Longkang’s results, assets and liabilities in its financial statements. The Contractual Agreements were amended on December 20, 2010 to restrict Longkang’s ability to terminate such agreements.

The Company, through its subsidiaries and variable interest entity, engages in the production of fruit juice concentrate in the PRC, specializing in processing, producing and distributing Laiyang Pear fruit juice concentrate. The Company is the only producer of Laiyang Pear fruit juice concentrate, which contains 46 kinds of mineral substances such as Organic Acid, Vitamin B1, B2, Vitamin C, Nicotinic Acid, Protocatechuic Acid, Carotene and mineral substances such as Calcium, Phosphorus and Iron, etc., and therefore is known for its taste, nutritional and medical benefits, and application in health supplements, pharmaceuticals, and the food and beverage industries.

Basis of presentation

Management acknowledges its responsibility for the preparation of the accompanying financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the periods presented. The accompanying unaudited condensed consolidated financial statements for Oriental Dragon Corporation, its subsidiaries and variable interest entities, have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. This basis differs from that used in the statutory accounts of our subsidiaries in China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to enterprises in the PRC. All necessary adjustments have been made to present the financial statements in accordance with U.S. GAAP.

These consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to consolidated financial statements included in the Company’s Form 10-K annual report for the year ended December 31, 2010.

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiary, Merit Times International Limited and MeKeFuBang, as well as the financial statements of Longkang.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Longkang is considered a variable interest entity (“VIE”), and the Company is the primary beneficiary.  The Company’s relationships with Longkang and its shareholders are governed by a series of contractual arrangements between MeKeFuBang, the Company’s wholly foreign-owned enterprise in the PRC, and Longkang, which is the operating company of the Company in the PRC. Under PRC laws, each of MeKeFuBang and Longkang is an independent legal entity and none of them are exposed to liabilities incurred by the other party. The contractual arrangements constitute valid and binding obligations of the parties of such agreements. Each of the contractual arrangements and the rights and obligations of the parties thereto are enforceable and valid in accordance with the laws of the PRC. On June 10, 2009, the Company entered into the following contractual arrangements with Longkang, which were amended on December 20, 2010 to restrict Longkang’s ability to terminate such agreements.

Operating Agreement - Pursuant to the operating agreement among MeKeFuBang, Longkang and all shareholders of Longkang (the “Longkang Shareholders”), MeKeFuBang provides guidance and instructions on Longkang’s daily operations, financial management and employment issues. Longkang Shareholders must designate the candidates recommended by MeKeFuBang as their representatives on the boards of directors of Longkang. MeKeFuBang has the right to appoint senior executives of Longkang. In addition, MeKeFuBang agrees to guarantee Longkang’s performance under any agreements or arrangements relating to Longkang’s business arrangements with any third party. Longkang, in return, agrees to pledge their accounts receivable and all of their assets to MeKeFuBang. Moreover, Longkang agrees that without the prior consent of MeKeFuBang, Longkang will not engage in any transactions that could materially affect its assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The terms of this agreement shall remain in full force and effect for the maximum period of time permitted by law unless being terminated by MeKeFuBang by giving a thirty day prior written notice. In no circumstances, however, Longkang can terminate this agreement.

Consulting Services Agreement - Pursuant to the exclusive consulting services agreement between MeKeFuBang and Longkang, MeKeFuBang has the exclusive right to provide to Longkang general business operation services, including advice and strategic planning, as well as consulting services related to the technological research and development of the Longkang’s products (the “Services”). Under this agreement, MeKeFuBang owns the intellectual property rights developed or discovered through research and development, in the course of providing the Services, or derived from the provision of the Services. Longkang shall pay a quarterly consulting service fees in Renminbi (“RMB”) to MeKeFuBang that is equal to all of Longkang’s profits for such quarter. This agreement shall remain in full force and effect for the maximum period of time permitted by law unless being terminated by MeKeFuBang by giving a thirty day prior written notice. In no circumstances, however, Longkang can terminate this agreement.

Equity Pledge Agreement - Under the equity pledge agreement between Longkang’s shareholders and MeKeFuBang, Longkang’s Shareholders pledged all of their equity interests in Longkang to MeKeFuBang to guarantee Longkang’s performance of its obligations under the consulting services agreement. If Longkang or Longkang’s Shareholders breaches their respective contractual obligations, MeKeFuBang, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Longkang’s Shareholders also agreed that upon occurrence of any event of default, MeKeFuBang shall be granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the Longkang’s Shareholders to carry out the security provisions of the equity pledge agreement and take any action and execute any instrument that MeKeFuBang may deem necessary or advisable to accomplish the purposes of the equity pledge agreement. Longkang’s Shareholders agreed not to dispose of the pledged equity interests or take any actions that would prejudice MeKeFuBang’s interest. The equity pledge agreement will expire two (2) years after Longkang’s obligations under the consulting services agreements have been fulfilled.

Option Agreement - Under the option agreement between Longkang’s Shareholders and MeKeFuBang, Longkang’s Shareholders irrevocably granted MeKeFuBang or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Longkang for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. MeKeFuBang or its designated person has sole discretion to decide when to exercise the option, whether in part or in full. The term of this agreement shall last for the maximum period of time permitted by law unless terminated by MeKeFuBang by giving a thirty day prior written notice. In no circumstances, however, the Longkang shareholders can terminate this agreement.

Proxy Agreement – Under the proxy agreement, the five owners of Longkang have vested their collective voting control over the Operating Entity to MeKeFuBang and will only transfer their respective equity interests in Longkang to MeKeFuBang or its designee(s). The proxy agreement shall remain in full force and effect for the maximum period of time permitted by law unless terminated by MeKeFuBang by giving a thirty day prior written notice. In no circumstances, however, the Longkang shareholders can terminate this agreement.

The accounts of Longkang are consolidated in the accompanying consolidated financial statements pursuant to Financial Accounting Codification Standards Topic 810-10-05 and related subtopics related to the consolidation of Variable Interest Entities As a VIE, Longkang’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s, and the Company’s net income includes all of Longkang’s net income. The Company does not have any non-controlling interest and accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the contractual arrangements, the Company had a pecuniary interest in Longkang that require consolidation of the Company’s and Longkang financial statements.

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the consolidated financial statements and during the reporting period. Actual results could materially differ from these estimates. Significant estimates in 2011 and 2010 include the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, assumptions used in assessing impairment of long-term assets, and the valuation of stock-based compensation.

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts payable and accrued expenses approximate their fair market value based on the short-term maturity of these instruments. The Company did not identify any assets or liabilities that are required to be presented on the balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments ”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and cash equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions mainly in the PRC. Balances in banks in the PRC are uninsured.

Cash – restricted

As at June 30, 2011 and December 31, 2010, restricted cash consisted of cash deposits held with Company counsel (see Note 6).

Concentrations of credit risk

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company's sales are collected immediately upon the delivery of the product to the customer since the demand for our products exceeds our current supply.

At June 30, 2011 and December 31, 2010, the Company’s cash balances by geographic area were as follows:

	June 30, 2011		December 31, 2010
Country:
China	$38,217,706	100.0%	$47,670,666	100.0%
Total cash and cash equivalents	$38,217,706	100.0%	$47,670,666	100.0%

Accounts receivable

At June 30, 2011 and December 31, 2010, there were no outstanding accounts receivables.   The Company, when necessary, maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Inventories

Inventories, consisting of raw materials, work in process and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates.  The Company recorded an inventory reserve of  $97,974 and  $95,777 at June 30, 2011 and December 31, 2010, respectively. Cost of sales represents all direct and indirect costs associated with the production of products for sale to customers. These costs include cost of raw materials, direct and indirect labor and benefit costs, freight in, depreciation, and storage fees.

Property and equipment

Property and equipment are carried at cost and are depreciated on a straight-line basis (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.  When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.  Included in property and equipment is construction-in-progress which consisted of  costs for a factory under construction and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

I mpairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews, long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the six-month periods ended June 30, 2011 and 2010.

Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China.  The Company accounts for income taxes using the liability method prescribed by ASC 740 “Income Taxes ”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of June 30, 2011 and December 31, 2010, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Revenue recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company recognizes revenues from the sale of juice concentrate and animal bio feed upon shipment and transfer of title.

Shipping costs

Shipping costs are included in selling expenses and totaled  $26,861 and  $23,299 for the six months ended June 30, 2011 and 2010, respectively.

Employee benefits

The Company’s operations and employees are all located in the PRC.  The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws, which is approximately 25% of salaries. For the six months ended June 30, 2011 and 2010, the costs of these payments are charged to general and administrative expenses in the same period as the related salary costs and amounted to  $58,091 and  $42,090, respectively.

Advertising

Advertising is expensed as incurred and is included in selling expenses on the accompanying statements of income. For the six months ended June 30, 2011 and 2010, advertising expense amounted to  $0 and  $14,631, respectively.

Research and development

Research and development costs are expensed as incurred. For the six months ended June 30, 2011 and 2010, research and development costs amounted to  $152,908 and  $73,156, respectively.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company is the U.S. dollar and the functional currency of the Company’s operating subsidiaries and affiliates is the Chinese Renminbi (“RMB”). For the subsidiaries and affiliates whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income.  Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at June 30, 2011 and December 31, 2010 were translated at 6.4635 RMB to  $1.00 and at 6.6118 RMB to  $1.00, respectively. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the six months ended June 30, 2011 and 2010 were 6.5399 RMB and 6.83747RMB to  $1.00, respectively.  Cash flows from the Company's operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the six months ended June 30, 2011 and 2010 included net income and unrealized gains from foreign currency translation adjustments.

Related parties

Parties are considered to be related to the Company if the parties that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company shall disclose all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Income per share of ordinary stock

ASC 260 “Earnings Per Share ”, requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.  Basic net income per ordinary share is computed by dividing net income available to ordinary shareholders by the weighted average number of shares of ordinary shares outstanding during the period. Diluted income per ordinary share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive ordinary shares consist of common stock warrants (using the treasury stock method).  The following table presents a reconciliation of basic and diluted net income per ordinary share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net income available to ordinary shareholders for basic and diluted net income per ordinary share	$2,230,377	$1,291,239	$14,985,369	$10,556,738

Weighted average ordinary shares outstanding – basic	27,503,325	27,496,446	27,501,900	27,493,823
Effect of dilutive securities:
Warrants	-	-	-	-
Weighted average ordinary shares outstanding– diluted	27,503,325	27,496,446	27,501,900	27,493,823
Net income per ordinary share - basic	$0.08	$0.05	$0.54	$0.38
Net income per ordinary share - diluted	$0.08	$0.05	$0.54	$0.38

The Company's aggregate common stock equivalents at June 30, 2011 and 2010 include the following:

	2011	2010
Warrants	3,402,212	3,402,212
Total	3,402,212	3,402,212

Recent accounting pronouncements

Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.  The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, or disclosures.

Inventories	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 2 - INVENTORIES

At June 30, 2011 and December 31, 2010, inventories consisted of the following:

	2011	2010
Raw materials	$103,427	$108,930
Work in process	272,341	-
Finished goods	3,738,767	16,226,424
	4,114,535	16,335,354
Less: reserve for obsolete inventory	(97,974)	(95,777)
	$4,016,561	$16,239,577

Property and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 - PROPERTY AND EQUIPMENT

At June 30, 2011 and December 31, 2010, property and equipment consisted of the following:

	Useful Life	2011	2010
Office equipment and furniture	10 Years	$129,131	$126,235
Manufacturing equipment	10 Years	16,086,073	15,662,571
Vehicles	10 Years	142,477	139,281
Construction in progress	-	1,417	90,274
Building and building improvements	10-20 Years	9,893,801	9,601,870
		26,252,899	25,620,231
Less: accumulated depreciation		(7,185,203)	(6,033,881)
		$19,067,696	$19,586,350

For the six months ended June 30, 2011 and 2010, depreciation expense amounted to  $1,001,047 and  $475,753, of which  $877,687 and  $369,856 is included in cost of sales, and  $123,360 and  $105,897 is included in general and administrative expenses, respectively.

Land Use Rights	6 Months Ended
Jun. 30, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
NOTE 4 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms.  The following summarizes land use rights acquired by the Company.

	Description	Useful life	Acquisition date	Expiration date	Area
Parcel A	Factory, warehouse and office	50	12/2004	12/2054	67,854 Square meters
Parcels B to G	Laiyang pear orchard	30	12/2007	12/2037	500.5 acres
Parcel H	Laiyang pear orchard	30	4/2011	3/2041	214.2 acres
Parcel I	Laiyang pear orchard	30	4/2011	3/2041	296.6 acres
Parcel J	Factory, warehouse and office	50	4/2011	9/2060	87,569 Square meters

Land containing Laiyang Pear orchards will be used to supply pears to the Company for production.  The Company amortizes these land use rights over the term of the respective land use right. The lease agreements do not have any renewal option and the Company has no further obligations to the lessor.

Prior to the time that the Company uses Laiyang pears from its orchards in the production process, the Company includes the amortization of the respective land use rights in general and administrative expenses.  Upon the use of pears from the orchards in the production process, the Company reflects the amortization of these land use rights in cost of sales. For the six months ended June 30, 2011 and 2010, amortization of land use rights amounted to  $453,854 and  $274,121, respectively.  At June 30, 2011 and December 31, 2010, land use rights consist of the following:

	Useful Life	2011	2010
Land Use Rights	30 - 50 years	$49,840,322	$17,690,518
Less: Accumulated Amortization		(2,443,496)	(1,939,771)
		$47,396,826	$15,750,747

Amortization of land use rights attributable to future periods is as follows:

Years ending June 30:
2012	1,200,685
2013	1,200,685
2014	1,200,685
2015	1,200,685
2016	1,200,685
Thereafter	41,393,401
$47,396,826

Accrued Expenses	6 Months Ended
Jun. 30, 2011
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

At June 30, 2011 and December 31, 2010, accrued expenses consist of the following:

	2011	2010
Accrued payroll and employees benefit	$231,055	$-
Accrued research and development	154,715	-
Accrued equipment and construction payable	-	924,459
Other	84,050	131,134
	$469,820	$1,055,593

Cash-Restricted	6 Months Ended
Jun. 30, 2011
Restricted Cash [Abstract]
Restricted Cash [Text Block]
NOTE 6 – CASH - RESTRICTED

Pursuant to an Investor Relations Escrow Agreement, amongst the Company, Grandview Capital, Inc. (“Grandview”), Access America Investments, LLC and Anslow & Jaclin, LLP as escrow agent, dated October 22, 2009 (the “Investor Relations Escrow Agreement”), the Company placed a total of  $120,000 in an escrow account with its counsel to be used for the payment of investor relation fees. Additionally, pursuant to a Going Public Escrow Agreement, amongst the Company, Grandview, Access America Investments, LLC and Anslow & Jaclin, LLP as escrow agent, dated October 22, 2009 (the “Going Public Escrow Agreement”), the Company placed a total of  $1,000,000 from the Offering proceeds with its counsel to be used for the payment of fees and expenses related to becoming a public company and listing its Ordinary Shares on a senior exchange. Pursuant to each of the Investor Relations Escrow Agreement and Going Public Escrow Agreement, in the event that the proceeds of such escrow accounts have not been fully distributed within two years from the date thereof, the balance of such escrow proceeds shall be returned to the Company. At June 30, 2011 and December 31, 2010, cash - restricted amounted to  $377,470 and  $675,656, respectively.

Shareholders' Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7 – SHAREHOLDERS’ EQUITY

Ordinary Shares

During the six months ended June 30, 2011, the Company issued 6,000 ordinary shares to its chief financial officer for services rendered pursuant to an engagement agreement. The shares were valued at fair value on the dates of grant and the Company recorded stock-based compensation of  $18,000.

Warrants

Warrant activity for the six months ended June 30, 2011 is summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of year	3,402,210	$6.00
Granted	-	-
Exercised	-	-
Balance at end of period	3,402,210	$6.00

Warrants exercisable at end of period	3,402,210	$6.00

The following table summarizes the shares of the Company's common stock issuable upon exercise of warrants outstanding at June 30, 2011:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$ 6.00	3,402,210	3.81	$ 6.00	3,402,210	$ 6.00

Major Customers	6 Months Ended
Jun. 30, 2011
Major Customers [Abstract]
Major Customers [Text Block]
NOTE 8 – MAJOR CUSTOMERS

For the six months ended June 30, 2011 and 2010, twelve and eight customers accounted for 100.0% of the Company’s revenues, respectively.  The following represents identifiable concentrations for any arrangement where revenue exceeded 10% of the total revenues for the six months ending June 30, 2011 and 2010 as follows:

	Percentage of total revenues
Customer	2011	2010
1	22.2%	24.2%
2	10.5%	11.0%
3	9.8%	11.1%
4	9.9%	10.7%
5	10.0%	10.7%
6	10.5%	11.2%
7	11.5%	12.7%

Restricted Net Assets	6 Months Ended
Jun. 30, 2011
Restricted Net Assets [Abstract]
Restricted Net Assets [Text Block]

NOTE 9 – RESTRICTED NET ASSETS

Schedule I of Article 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant's proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s China-based operating VIE’s and subsidiary exceed 25% of the consolidated net assets of Oriental Dragon Corporation. The ability of our Chinese operating affiliates to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because a significant portion of our operations and revenues are conducted and generated in China, all of our revenues being earned and currency received are denominated in Renminbi (RMB). RMB is subject to the exchange control regulation in China, and, as a result, we may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict our ability to convert RMB into US Dollars.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

	As of June 30,	As of December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$95,719	$996,143
Cash – restricted	377,470	675,656
Prepaid expenses and other	55,000	5,000
Total Current Assets	528,189	1,676,799
Investments in subsidiaries at equity	104,233,698	86,032,447
Total Assets	$104,761,887	$87,709,246

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$7,910	$125,953
Total Current Liabilities	7,910	125,953

Shareholders' equity:
Ordinary shares ( $0.001 par value; 50,000,000 shares authorized, 27,505,171 and 27,499,171 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively)	27,505	27,499
Additional paid-in capital	16,373,301	16,355,307
Statutory and non-statutory reserves	4,204,676	3,875,734
Retained earnings	77,042,309	62,385,882
Accumulated other comprehensive income	7,106,186	4,938,871
Total Shareholders' Equity	104,753,977	87,583,293
Total Liabilities and Shareholders' Equity	$104,761,887	$87,709,246

	For the Six Month Ended June 30,
	2011	2010
REVENUES	$-	$-

OPERATING EXPENSES:
General and administrative	148,567	155,928
Total Operating Expenses	148,567	155,928
LOSS FROM OPERATIONS	(148,567)	(155,928)

LOSS ATTRIBUTABLE TO PARENT ONLY	(148,567)	(155,928)
EQUITY INCOME EARNINGS OF SUBSIDIARIES	15,133,936	10,712,666

NET INCOME	$14,985,369	$10,556,738

	For the Six Month Ended June 30,
	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$14,985,369	$10,556,738
Adjustments to reconcile net income to net cash
used in operating activities:
Equity in earnings of subsidiary	(15,133,936)	(10,712,666)
Stock-based compensation	18,000	23,999
Changes in assets and liabilities:
Prepaid expenses	(50,000)	-
Accounts payable	(118,043)	(63,241)
NET CASH USED IN OPERATING ACTIVITIES	(298,610)	(195,170)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment payments to subsidiaries	(900,000)	(4,000,000)
NET CASH USED IN INVESTING ACTIVITIES	(900,000)	(4,000,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in cash – restricted	298,186	1,704,407
NET CASH PROVIDED BY FINANCING ACTIVITIES	298,186	1,704,407

NET DECREASE IN CASH	(900,424)	(2,490,763)
CASH - beginning of year	996,143	10,487,306
CASH - end of period	$95,719	$7,996,543